OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

HOMETAP TRANSACTION ASSET DEPOSITOR CF LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of filing): January 30, 2026

Commission File Number of securitizer: 025-07302

Central Index Key Number of securitizer: 0002036595

Scott Desiderio, Deputy Chief Financial Officer, (212) 798-6066

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:_____________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):________________

Central Index Key Number of underwriter (if applicable):___________________

  Name and telephone number, including area code, of the persons to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HOMETAP TRANSACTION ASSET DEPOSITOR CF LLC

Date: January 30, 2026	By:	/s/ Scott Desiderio
	Name:	Scott Desiderio
	Title:	Deputy Chief Financial Officer
(senior officer in charge of securitization of the depositor)